Note 2 - Summary of Significant Accounting Policies: Concentration of Credit Risk (Policies)	4 Months Ended
Oct. 09, 2020
Since Inception
Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Depository Insurance coverage limit of $250,000. At October 9, 2020, the Company had not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.